FINANCIAL INFORMATION OF PARENT COMPANY - Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (194)	$ (12,311)	$ (17,787)
Share-based compensation	5	60	186
Bad debt provisions (recovery)	(119)	100	258
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	1,136	2,422	3,375
Accrued expenses and other current liabilities	(430)	(457)	414
Amount due from subsidiaries	0	0	27
Net cash used in operating activities	(1,677)	1,858	(5,243)
Net cash used in operating activities	(1,817)	614	(4,975)
CASH FLOWS FROM INVESTING ACTIVITIES:
CASH FLOWS FROM INVESTMENT ACTIVITIES	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	(1,222)	1,212	(9,433)
Net cash provided by financing activities	(1,222)	1,212	(9,433)
Net decrease in cash, cash equivalents and restricted cash	(2,530)	1,131	(14,041)
Cash, cash equivalents and restricted cash, at beginning of year	2,502	1,301
Cash, cash equivalents and restricted cash, at end of year	150	2,502	1,301
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment	0	34,179	8,950
Parent Company | Reportable Legal Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(574)	(13,335)	(17,335)
Investment income (loss) in subsidiaries	51	12,145	16,758
Share-based compensation	5	60	186
CHANGES IN WORKING CAPITAL ACCOUNTS
Accrued expenses and other current liabilities	518	1,130	391
CASH FLOWS FROM INVESTING ACTIVITIES:
CASH FLOWS FROM INVESTMENT ACTIVITIES
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities
Cash, cash equivalents and restricted cash, at beginning of year	2	2	2
Cash, cash equivalents and restricted cash, at end of year	$ 2	2	2
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment		$ 34,179	$ 8,950